Financial Instruments (Details) - Schedule of Changes in Liabilities Arising From Financing Activities $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Financial Instruments (Details) - Schedule of Changes in Liabilities Arising From Financing Activities [Line Items]
Beginning	$ 5,747
Payments	(1,595)
Foreign exchange movement	360
New loans and leases	539
Write off	(112)
Ending	4,939
Bank loans [Member]
Financial Instruments (Details) - Schedule of Changes in Liabilities Arising From Financing Activities [Line Items]
Beginning	746
Payments	(492)
Foreign exchange movement	20
Write off
Ending	274
Leases [Member]
Financial Instruments (Details) - Schedule of Changes in Liabilities Arising From Financing Activities [Line Items]
Beginning	5,001
Payments	(1,103)
Foreign exchange movement	340
New loans and leases	539
Write off	(112)
Ending	$ 4,665